Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statement of cash flows - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ 30,380,361	$ (13,091,790)	$ 2,739,990
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of profit (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	(33,449,939)	11,991,588	(3,164,471)
Shares-based compensation	570,000	1,097,415
Due from intercompany and others	(364)		(38,561)
Accrued expenses and other current liabilities			467,648
Net cash (used in) provided by operating activities	(2,499,942)	(2,787)	4,606
Cash flows from financing activities:
Proceeds from issuance of shares and warrants	70,794,465
Net cash provided by financing activities	70,794,465
Net increase (decrease) in cash and cash equivalents	68,294,523	(2,787)	4,606
Cash and cash equivalents at beginning of the year	2,426	5,213	607
Cash and cash equivalents at end of the year	$ 68,296,949	$ 2,426	$ 5,213